Condensed Consolidated Statements of Changes in Stockholders' Equity (Deficit) (Parenthetical)	3 Months Ended
Sep. 30, 2025 USD ($)
Statement of Stockholders' Equity [Abstract]
Proceeds from issuance of equity	$ 8,016,937
Issuance costs	$ 1,596,002